CURRENT/NON-CURRENT DISTINCTION	12 Months Ended
Dec. 31, 2023
CURRENT/NON-CURRENT DISTINCTION
CURRENT/NON-CURRENT DISTINCTION

29.    CURRENT/NON-CURRENT DISTINCTION

Grupo Supervielle has adopted the presentation of all assets and liabilities in order of liquidity due to this presentation provides information that is reliable and more relevant,

As of December 31, 2023 and 2022, the amount expected to be recovered or settled after more than twelve months for each asset and liability line item is as follows:

	12/31/2023			12/31/2022
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	229,098,272	—	229,098,272	150,719,643	—	150,719,643
Cash	114,005,581	—	114,005,581	59,547,824	—	59,547,824
Argentine Central Bank	103,634,933	—	103,634,933	84,654,328	—	84,654,328
Other local financial institutions	10,241,998	—	10,241,998	6,428,404	—	6,428,404
Others	1,215,760	—	1,215,760	89,087	—	89,087
Debt Securities at fair value through profit or loss	46,415,822	—	46,415,822	69,707,595	—	69,707,595
Derivatives	3,795,093	—	3,795,093	920,381	—	920,381
Reverse Repo transactions	755,708,132	—	755,708,132	67,206,248	—	67,206,248
Other financial assets	46,499,784	—	46,499,784	25,246,191	—	25,246,191
Loans and other financing	404,549,650	77,905,434	482,455,084	580,663,665	147,811,084	728,474,749
To the non-financial public sector	1,834,358	235,757	2,070,115	128,427	736,358	864,785
To the financial sector	3,265,728	740,818	4,006,546	1,868,427	138,698	2,007,125
To the Non-Financial Private Sector and Foreign residents	399,449,564	76,928,859	476,378,423	578,666,811	146,936,028	725,602,839
Other debt securities	133,761,633	117,418,908	251,180,541	763,440,474	76,535,093	839,975,567
Pledged as collateral	46,382,606	—	46,382,606	45,056,529	—	45,056,529
Current income tax assets	—	—	—	3,039,566	—	3,039,566
Inventories	—	—	—	208,923	—	208,923
Investments in equity instruments	—	365,985	365,985	—	1,565,010	1,565,010
Property, plant and equipment	—	51,151,635	51,151,635	—	57,217,390	57,217,390
Investment Property	—	45,597,064	45,597,064	—	52,637,396	52,637,396
Intangible assets	—	67,634,055	67,634,055	—	69,368,706	69,368,706
Deferred income tax assets	2,203,863	10,756,236	12,960,099	5,646,967	32,350,601	37,997,568
Other non-financial assets	2,090,893	16,672,936	18,763,829	8,486,553	8,161,175	16,647,728
TOTAL ASSETS	1,670,505,748	387,502,253	2,058,008,001	1,720,342,735	445,646,455	2,165,989,190

	12/31/2023			12/31/2022
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	1,249,698,981	299,229,075	1,548,928,056	1,705,009,233	350	1,705,009,583
Non-financial public sector	100,747,830	—	100,747,830	86,705,591	—	86,705,591
Financial sector	476,539	—	476,539	315,861	—	315,861
Non-financial private sector and foreign residents	1,148,474,612	299,229,075	1,447,703,687	1,617,987,781	350	1,617,988,131
Liabilities at fair value through profit or loss	607,903	—	607,903	6,661,539	—	6,661,539
Repo Transactions	940,332	—	940,332	—	—	—
Other financial liabilities	71,663,787	1,075,141	72,738,928	54,257,012	2,124,843	56,381,855
Financing received from the Argentine Central Bank and other financial institutions	1,252,379	1,439,590	2,691,969	12,458,785	4,761,049	17,219,834
Unsubordinated negotiable Obligations	—	—	—	1,748,271	—	1,748,271
Current income tax liability	737,181	—	737,181	—	—	—
Provisions	23,990	14,873,677	14,897,667	33,382	5,234,564	5,267,946
Deferred income tax liability	1,614,907	—	1,614,907	565,339	—	565,339
Other non-financial liabilities	73,200,297	—	73,200,297	85,591,165	—	85,591,165
TOTAL LIABILITIES	1,399,739,757	316,617,483	1,716,357,240	1,866,324,726	12,120,806	1,878,445,532